Expense Example - Allspring U.S. Equity Funds - Classes A,C,R6, Administrator & Institutional	Mar. 31, 2026 USD ($)
Disciplined Small Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	1,832
Disciplined Small Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	852
Disciplined Small Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	971
Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	617
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	884
Expense Example, with Redemption, 10 Years	1,289
Index Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	221
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,631
Index Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	502
Special Small Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,227
Expense Example, with Redemption, 10 Years	2,010
Special Small Cap Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Special Small Cap Value Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Special Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166